Label	Element	Value
The Tocqueville International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville International Value Fund’s (the “International Value Fund”) investment objective is long-term capital appreciation consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the International Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the International Value Fund’s performance.  During its most recent fiscal year, the International Value Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the International Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the International Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the International Value Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The International Value Fund seeks to achieve its investment objective by investing primarily in non-U.S. companies.  Under normal circumstances, the International Value Fund will invest at least 65% of its total assets in stocks of companies located in at least three different countries, which may include developed and emerging market countries.  The Fund may invest in a broad spectrum of market capitalizations, including large cap companies having market values of $10 billion or more, mid cap companies having market values between $2 billion and $10 billion and small cap companies having market values of less than $2 billion.  The Advisor may hedge the Fund’s foreign currency exposure by selling foreign currency forward contracts.

The investment strategy of the International Value Fund is value oriented and contrarian.  The International Value Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks that are out of favor with investors.  The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the International Value Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the International Value Fund.  The International Value Fund is subject to the following risks:

•	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

•	a stock or stocks selected for the International Value Fund’s portfolio may fail to perform as expected; and

•
a value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar; and

•	political, social or economic instability in a foreign country in which the International Value Fund invests may cause the value of the International Value Fund’s investments to decline.

The International Value Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

The International Value Fund may also be subject to risks particular to its foreign currency hedging strategy, including:

•
A fund that enters into foreign currency forward contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his judgment of future exchange rate changes; and

•
The use of derivatives can lead to losses, including those magnified by leverage. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Who may want to invest in the International Value Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•
investors who want to gain exposure to a broader set of investment opportunities by investing in non-U.S. companies and who are willing to accept the additional risks that may be associated with investment in non-U.S. securities.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the International Value Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares: are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table below provide some indication of the risks of investing in the International Value Fund by showing changes in the International Value Fund’s performance from year to year (on a calendar year basis) and by showing how the International Value Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2016 compare with those of the Morgan Stanley EAFE® Net Index.  Please note that the International Value Fund’s performance (before and after taxes) is not an indication of how the International Value Fund will perform in the future.  Updated performance information is available at www.tocquevillefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the International Value Fund by showing changes in the International Value Fund’s performance from year to year (on a calendar year basis) and by showing how the International Value Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2016 compare with those of the Morgan Stanley EAFE® Net Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocquevillefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the International Value Fund’s performance (before and after taxes) is not an indication of how the International Value Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 24.82% (for the quarter ended 6/30/09). The worst performance was -19.71% (for the quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.71%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the International Value Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the International Value Fund’s other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the International Value Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the International Value Fund’s other return figures.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2016
The Tocqueville International Value Fund | Morgan Stanley EAFE® Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley EAFE® Net Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.75%
The Tocqueville International Value Fund | The Tocqueville International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	470
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,861
Annual Return 2007	rr_AnnualReturn2007	1.44%
Annual Return 2008	rr_AnnualReturn2008	(34.86%)
Annual Return 2009	rr_AnnualReturn2009	37.30%
Annual Return 2010	rr_AnnualReturn2010	15.86%
Annual Return 2011	rr_AnnualReturn2011	(11.02%)
Annual Return 2012	rr_AnnualReturn2012	13.33%
Annual Return 2013	rr_AnnualReturn2013	22.06%
Annual Return 2014	rr_AnnualReturn2014	(4.37%)
Annual Return 2015	rr_AnnualReturn2015	7.27%
Annual Return 2016	rr_AnnualReturn2016	3.46%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.22%
The Tocqueville International Value Fund | The Tocqueville International Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.75%
The Tocqueville International Value Fund | The Tocqueville International Value Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.77%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus, because the "Financial Highlights" include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive the International Value Fund's management fees and/or reimburse expenses in order to ensure that the International Value Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2018 and may not be terminated by the Advisor before such time.